Consolidated statement of cash flows - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated statement of cash flows
Income (loss) before income taxes	BRL 1,535,449	BRL 3,043,667	BRL (160,941)
Adjusted by
Depreciation, depletion and amortization (Note 34)	2,149,305	1,922,741	1,827,097
Depletion of timber resources from forestry partnership programs (Note 22 and Note 34)	55,692	60,702	65,141
Foreign exchange (gain) loss and indexation charges, net (Note 33)	277,058	(1,384,535)	2,507,023
Change in fair value of derivative financial instruments	(237,561)	(700,927)	830,128
Equity in results of joint-venture	(49)	751	(393)
Loss (gain) on disposal of property, plant and equipment and biological assets, net (Note 34)	35,782	31,342	(135,347)
Gain on sale of investment - Losango Project (Note 1(b))	(61,648)
Interest and gain/losses from marketable securities	(273,379)	(185,832)	(128,825)
Interest expense	966,598	608,661	470,139
Change in fair value of biological assets (Note 18 and Note 34)	326,349	212,248	(184,583)
Impairment of recoverable taxes - ICMS (Note 14)	114,383	96,524	247,870
Tax credits	(4,742)	(6,600)
Stock option program	3,090	(4,124)	11,554
Transaction costs and other	76,070	22,126	8,124
Decrease (increase) in assets
Trade accounts receivable	(512,529)	2,481	207,542
Inventory	(107,639)	(47,110)	(213,897)
Recoverable taxes	(386,012)	39,972	(261,544)
Other assets	(122,848)	(53,515)	(85,573)
Increase (decrease) in liabilities
Trade payables	1,195,197	1,213,678	(67,037)
Taxes payable	(200,423)	(428,478)	(100,509)
Payroll, profit sharing and related charges	33,892	(2,600)	35,617
Other payables	50,336	29,410	(18,159)
Cash provided by operating activities	4,912,371	4,470,582	4,853,427
Interest received	275,362	166,188	107,532
Interest paid	(1,046,117)	(606,282)	(405,546)
Income taxes paid	(35,855)	(106,411)	(76,395)
Net cash provided by operating activities	4,105,761	3,924,077	4,479,018
Cash flows from investing activities
Acquisition of property, plant and equipment, intangible assets and forests	(4,636,308)	(6,087,674)	(2,357,307)
Advances for acquisition of timber from forestry partnership program (Note 22)	(36,388)	(94,496)	(608)
Proceeds from sale of investment - Losango Project (Note 1(b))	201,999
Subsidiary incorporation - Fibria Innovations			(11,630)
Cash paid for acquisition of investment - Spinnova (Note 17(b))	(18,633)
Marketable securities, net	(744,814)	(539,199)	(714,065)
Cash paid for acquisition of investment - CelluForce		(13,379)
Cash paid for additional acquisition of investment			(19,593)
Capital increase on joint-venture		(3,267)
Proceeds from sale of property, plant and equipment	26,658	12,619	207,643
Derivative transactions settled (Note 11(c))	121,770	(145,446)	(419,631)
Others			(9)
Net cash used in investing activities	(5,085,716)	(6,870,842)	(3,315,200)
Cash flows from financing activities
Borrowings (Note 23)	8,498,973	7,741,537	3,087,989
Repayments of principal (Note 23)	(5,710,288)	(2,746,808)	(1,800,670)
Repurchase of shares (Note 29(d))	(17,046)
Exercise of stock option program	3,259
Dividends paid	(394,842)	(306,376)	(2,147,840)
Others	6,719	(3,837)	7,879
Net cash provided by (used in) financing activities	2,386,775	4,684,516	(852,642)
Effect of exchange rate changes on cash and cash equivalents	(15,176)	(155,329)	305,408
Net increase (decrease) in cash and cash equivalents	1,391,644	1,582,422	616,584
Cash and cash equivalents at beginning of year	2,660,073	1,077,651	461,067
Cash and cash equivalents at end of year	BRL 4,051,717	BRL 2,660,073	BRL 1,077,651